Share Capital	12 Months Ended
Dec. 31, 2018
Federal Home Loan Banks [Abstract]
Share Capital
27.	SHARE CAPITAL

Holders of Class A Ordinary Shares and Class B Ordinary Shares are entitled to the same rights except for voting and conversion rights. In respect of matters requiring a shareholder’s vote, each Class A Ordinary Share is entitled to one vote and each Class B Ordinary Share is entitled to 10 votes. Each Class B Ordinary Share is convertible into one Class A Ordinary Share at any time by the holder. Class A Ordinary Shares are not convertible into Class B Ordinary Shares under any circumstances. Upon any transfer of Class B Ordinary Shares by a holder to any person or entity which is not an affiliate of such holder, such Class B Ordinary Shares will be automatically converted into an equal number of Class A Ordinary Shares.

For the years ended December 31, 2016, 2017 and 2018, 3,261,456, 3,119,052 and 3,070,500 Class A ordinary shares were issued to settle the share options exercised and RSUs vested.